REVENUES - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Receivables from contracts with customers	$ 1,907	$ 1,627
Contract assets (Note 8)	155	202
Long-term contract assets (Note 15)	355	249
Contract liabilities (Note 5)	62	90
Long-term contract liabilities (Note 18)	32	184
Revenue recognized	$ 51	$ 95